Employee Costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee costs and numbers [line items]
Average number of employees	97,214	96,851	99,349
Manufacturing [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	36,653	37,296	38,632
Selling, general and administration [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	48,535	47,887	49,141
Research and development [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	12,026	11,668	11,576